UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)   (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

 450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2010

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

 December 8, 2010

Dear Shareholders –

We are pleased to report that the Sierra Core Retirement Fund (the “Core Fund”) performed very well during the fiscal year ended September 30, 2010, with low volatility and drawdowns.  Indeed from inception December 24, 2007 through September 30, 2010 your Fund has the Number One performance in its Morningstar category, Moderate Allocation, out of 1,195 funds and share classes.

We designed the Core Fund to be a low-volatility, highly-diversified investment for retirees and other conservative investors – who typically want a much less bumpy ride than a stock portfolio.  The graph below covers the past fiscal year and illustrates a key difference between the Core Fund and a stock portfolio, in this case represented by the S&P 500 Index.  (There are various mutual funds that specifically emulate this Index, and many others that are very closely correlated – and many equity funds that are even more volatile, of course.)

As things turned out, over the Core Fund’s fiscal year ended September 30, 2010, both approaches ended the year with gains of about 10%.  But the much greater volatility and downside risk of the stock portfolio is visually obvious.

Our second graph, below, illustrates the point even more forcefully.

The performance data quoted above for the Core Fund represents past performance for the Class R shares (symbol SIRRX), and are net of the total annual operating expenses of the Class R shares (see below).  “Cumulative” performance from inception is the total increase in value of an investment in the Class R shares assuming reinvestment of dividends and capital gains distributions.  For performance numbers current to the most recent month end, please call toll-free 877-275-5080 or visit our website, SierraCoreFund.com.  Current performance may be lower or higher than the performance data quoted above.

Past performance is no guarantee of future results.  The investment return and principal value of an investment in the Fund will fluctuate, so that the investors’ shares, when redeemed, may be worth more or less than their original cost.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least February 28, 2012 subject to possible recoupment from the Fund in future years, to ensure that net annual operating expenses of the Class R shares will not exceed 1.5%.  Without that agreement, the Class R total net annual operating expenses would be 1.54%.  Including the expenses of the underlying funds held in the portfolio, estimated at 0.77% per year, would bring the maximum expense ratio of the Class R shares to 2.27% (2.31% before the expense-limitation agreement).

Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

Over the 34 months since the Core Fund began operations, the global markets have been very challenging – and the Core Fund adapted well to the major trends.  As can be seen in the second chart above, the U.S. stock market had a very rough year in 2008, with the S&P 500 suffering a severe decline of 37%.  In contrast, the Core Fund had most of its portfolio in low-volatility assets that year, ending with a very modest loss of 3.08% (Class R shares).

And the graph also illustrates how hard it is to recover from a large decline such as most stock funds experienced in 2008 and into March 2009:  Even though the stock market began a sustained uptrend in March 2009, over the past 19 months it has not fully recovered.

In contrast, the Core Fund had only a small setback to make up Starting in March 2009 when the global markets began new uptrends and provided opportunity, the Core Fund enjoyed six straight quarters of positive results – and overall the Core Fund gained 37.39% from inception December 24, 2007 through September 30, 2010, versus a cumulative loss of 18.76% for the S&P 500 for the same period, including dividends.

Fiscal Year 2010:  During the first half of the Core Fund’s fiscal year ended September 30, 2010, the stock market rose most of the time, as shown by the first graph, but then gave back the entire gain by the end of June, before beginning another volatile uptrend.  Over most of the fiscal year, interest rates on Treasury bonds and notes declined, leading to good gains in various bond sectors – where most of the Core Fund assets have been allocated since June 2009.

During Fiscal Year 2010, the Core Fund portfolio gained from its exposures to preferred equities, high-grade U.S. bonds, high-yield corporate bonds, emerging markets bonds, high-grade European bonds, municipal bonds, floating rate instruments, bond mutual funds with diversified holdings, and a period invested in a mutual fund which tracks the U.S. Dollar Index.  Forays into a fund which tracks a commodity index, one that rises with interest rates, and several small miscellaneous positions, were moderate losers.

We expect a volatile period ahead for the U.S. and global stock markets, but will keep an open mind in case the economy strengthens.

•

For 23 years we have used “trailing stops” under every portfolio holding, in order to limit the impact on the overall portfolio of any sustained decline.  We expect that once again that trailing-stop strategy will help keep the Sierra Core Retirement Fund from experiencing any severe decline in its overall portfolio.

Thank you again for your confidence and trust.  On SierraCoreFund.com you can see a recent pie chart, as well as the fund’s allocations as of the end of each prior quarter.  The website also provides more information on the fund, including the Prospectus, a current Fact Sheet and recent commentary in the Press section.

David C. Wright, JD
Kenneth L. Sleeper, MBA, PhD
Portfolio Managers

© 2009 Morningstar, Inc.  All rights reserved.  Morningstar is an independent provider of financial information.  Morningstar performance rankings are based on total return without sales charge relative to all share classes of mutual funds with similar objectives as determined by Morningstar.  Past performance or ranking is not indicative of future results.  In addition to the Since Inception rating above, the Sierra Core Retirement Fund was ranked 376 out of 1,195 funds in the Moderate Allocation Category for the one-year period ending 9/30/10.

The S & P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index, but there are several mutual funds designed to emulate the S&P 500.

The Core Fund invests in mutual funds, closed-end funds and ETFs (“underlying funds”).  The Fund indirectly bears investment management fees of the underlying funds in addition to the investment management fees and expenses of the Fund – all of which however are fully reflected in the above performance information.  In some instances it may be less expensive for an investor to invest in the underlying funds directly.

There is also a risk that investment advisers of those underlying funds may make investment decisions that are detrimental to the performance of the Fund. Investments in underlying funds that own small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  Investments in underlying funds that invest in foreign equity and debt securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards.

1710-NLD-11/17/2010

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

September 30, 2010 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - September 30, 2010 [Annualized]	Inception*** - September 30, 2010
Sierra Core Retirement Fund – Class A	4.17%	9.73%	12.01%	-
Sierra Core Retirement Fund – Class A with load	-1.84%	3.42%	9.64%	-
Sierra Core Retirement Fund – Class C	3.77%	-	-	5.85%
Sierra Core Retirement Fund – Class I	4.14%	9.73%	11.93%	-
Sierra Core Retirement Fund – Class R	4.28%	10.01%	12.17%	-
S&P 500 Total Return Index	-1.42%	10.16%	-7.22%	8.50%

Comparison of the Change in Value of a $10,000 Investment

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.52% for Class A and Class I shares, 2.27% for Class R shares and 3.27% for Class C shares per the February 1, 2010, prospectus. These figures include acquired fund fees and expenses.   Please refer to the financial highlights in this report for the Fund’s ratios of expenses to average net assets as of September 30, 2010.   For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Mutual Funds/Debt	89.8%
Mutual Funds/Equity	10.2%
Other, Cash & Cash Equivalents	0.0%
100.0%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010
	Shares		Value
		MUTUAL FUNDS - 100.0%
		DEBT - 89.8%
	4,142,881	DoubleLine Total Return Bond Fund - Class I	$ 45,695,968
	2,753,293	Fidelity Real Estate Income Fund	27,918,392
	696,464	Forward Long/Short Credit Analysis Fund - Investor Class	6,038,345
	22,500	iShares Barclays MBS Bond Fund	2,455,425
	400,998	Managers Bond Fund	10,474,057
	3,434,236	Nuveen High Yield Muni Bond Fund	54,947,788
	1,926,509	PIMCO Diversified Income Fund- Class I	22,386,031
	3,746,610	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	40,838,049
	1,637,491	PIMCO GNMA Fund - Institutional Class	19,764,517
	2,729,561	PIMCO High Yield Fund - Institutional Class	25,275,586
	5,189,216	PIMCO Low Duration Fund - Institutional Class	55,161,369
	2,468,778	Pioneer Global High Yield Fund, Class A	25,403,726
	2,009,366	Pioneer Strategic Income Fund, Class Y	22,103,022
	3,146,135	Principal High Yield Fund - Institutional Class	25,263,465
	5,917,181	Putnam Diversified Income Trust - Class Y	47,514,961
	2,026,807	SEI Institutional International Trust - Emerging Markets Debt Fund, Class A	22,679,961
			453,920,662

		EQUITY - 10.2%
	912,909	Nuveen Preferred Securities Fund - Class I	15,501,187
	3,598,712	Principal Preferred Securities Fund - Class A	36,203,046
			51,704,233

		TOTAL MUTUAL FUNDS
		(Cost $488,263,392)	505,624,895

		SHORT-TERM INVESTMENTS - 0.1%
	341,860	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.01%**, due 12/31/30 (Cost $341,860)	341,860

		TOTAL INVESTMENTS - 100.1% (Cost $488,605,252) (a)	$ 505,966,755
		OTHER ASSETS & LIABILITIES - (0.1)%	(569,093)
		TOTAL NET ASSETS - 100.0%	$ 505,397,662

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $488,605,837 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 17,392,635
		Unrealized Depreciation:	(31,717)
		Net Unrealized Appreciation:	$ 17,360,918

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010

ASSETS
Investment securities:
At cost	$ 488,605,252
At value	$ 505,966,755
Dividends and interest receivable	1,705,081
Receivable for Fund shares sold	1,279,383
Prepaid expenses and other assets	57,282
TOTAL ASSETS	509,008,501

LIABILITIES
Payable for Fund shares repurchased	1,190,354
Investment advisory fees payable	514,864
Payable for investments purchased	1,766,039
Distribution (12b-1) fees payable	56,864
Fees payable to other affiliates	54,756
Accrued expenses and other liabilities	27,962
TOTAL LIABILITIES	3,610,839
NET ASSETS	$ 505,397,662

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 471,031,007
Undistributed net investment income	347,010
Accumulated net realized gain from security transactions	16,658,142
Net unrealized appreciation of investments	17,361,503
NET ASSETS	$ 505,397,662

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 31,288,129
Shares of beneficial interest outstanding	1,290,712
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 24.24
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 25.72

Class C Shares:
Net Assets	$ 32,726,470
Shares of beneficial interest outstanding	1,339,326
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 24.44

Class I Shares:
Net Assets	$ 113,475,877
Shares of beneficial interest outstanding	4,682,958
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 24.23

Class R Shares:
Net Assets	$ 327,907,186
Shares of beneficial interest outstanding	13,593,302
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 24.12

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2010

INVESTMENT INCOME
Dividends	$ 18,252,488
Interest	3,439
TOTAL INVESTMENT INCOME	18,255,927

EXPENSES
Investment advisory fees	4,025,599
Distribution (12b-1) fees:
Class I	161,431
Class C	105,131
Class A	44,470
Administrative services fees	259,551
Accounting services fees	121,095
Transfer agent fees	79,686
Registration fees	49,330
Custodian fees	37,144
Professional fees	21,756
Compliance officer fees	20,848
Printing and postage expenses	13,000
Insurance expense	7,270
Trustees fees and expenses	6,829
Other expenses	14,589
TOTAL EXPENSES	4,967,729

Plus: Recapture of fees waived/reimbursed by the Advisor	15,862

NET EXPENSES	4,983,591
NET INVESTMENT INCOME	13,272,336

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	19,043,210
Distributions of capital gains from underlying investment companies	222,475
Net change in unrealized appreciation (depreciation) of investments	(669,447)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,596,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,868,574

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2010	2009
FROM OPERATIONS
Net investment income	$ 13,272,336	$ 3,200,136
Net realized gains from security transactions	19,043,210	15,291,656
Distributions of capital gains from underlying investment companies	222,475	179,029
Net change in unrealized appreciation (depreciation) of investments	(669,447)	18,255,303
Net increase in net assets resulting from operations	31,868,574	36,926,124

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(807,792)	-
Class C	-	-
Class I	(2,561,696)	-
Class R	(9,507,446)	-
From net investment income:
Class A	(692,535)	(42,085)
Class C	(231,047)	-
Class I	(2,505,758)	(272,876)
Class R	(9,495,986)	(3,075,209)
Net decrease in net assets resulting from distributions to shareholders	(25,802,260)	(3,390,170)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	35,311,294	7,533,413
Class C	32,145,753	-
Class I	161,594,378	36,724,135
Class R	164,106,256	31,285,353
Net asset value of shares issued in reinvestment of distributions:
Class A	1,345,948	36,870
Class C	58,973	-
Class I	4,899,545	264,613
Class R	18,810,799	3,066,622
Payments for shares redeemed:
Class A	(12,409,112)	(1,165,530)
Class C	(327,744)	-
Class I	(91,528,105)	(2,742,109)
Class R	(22,278,481)	(21,068,107)
Net increase in net assets from shares of beneficial interest	291,729,504	53,935,260

TOTAL INCREASE IN NET ASSETS	297,795,818	87,471,214

NET ASSETS
Beginning of Year	207,601,844	120,130,630
End of Year*	$ 505,397,662	$ 207,601,844
*Includes undistributed net investment income of:	$ 347,010	$ -

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2010	2009
SHARE ACTIVITY
Class A:
Shares Sold	1,481,659	327,171
Shares Reinvested	57,545	1,528
Shares Redeemed	(527,280)	(49,912)
Net increase in shares of beneficial interest outstanding	1,011,924	278,787

Class C:
Shares Sold	1,350,433	-
Shares Reinvested	2,430	-
Shares Redeemed	(13,537)	-
Net increase in shares of beneficial interest outstanding	1,339,326	-

Class I:
Shares Sold	6,795,485	1,631,890
Shares Reinvested	209,432	11,004
Shares Redeemed	(3,852,980)	(116,421)
Net increase in shares of beneficial interest outstanding	3,151,937	1,526,473

Class R:
Shares Sold	6,956,551	1,433,411
Shares Reinvested	806,950	142,733
Shares Redeemed	(937,005)	(1,061,300)
Net increase in shares of beneficial interest outstanding	6,826,496	514,844

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A						Class C
		Year Ended		Year Ended		Period Ended		Period Ended
		September 30,		September 30,		September 30,		September 30,
		2010		2009		2008 (1)		2010 (2)
	Net asset value, beginning of period	$ 24.26		$ 19.20		$ 20.00		$ 23.32

	Activity from investment operations:
	Net investment income (loss) (3)	0.96		0.81		(0.04)		0.39
	Net realized and unrealized
	gain (loss) on investments	1.25		4.64		(0.76)		0.97
	Total from investment operations	2.21		5.45		(0.80)		1.36

	Less distributions from:
	Net investment income	(0.86)		(0.39)		-		(0.24)
	Net realized gains	(1.37)		-		-		-
	Total distributions	(2.23)		(0.39)		-		(0.24)

	Net asset value, end of period	$ 24.24		$ 24.26		$ 19.20		$ 24.44

	Total return (4)	9.73%		28.73%		(4.00)%	(10)	5.85%	(10)

	Net assets, at end of period (000s)	$ 31,288		$ 6,765		$ 19	(11)	$ 32,726

	Ratio of gross expenses to average
	net assets (5)(8)	1.69%		1.70%		1.79%	(7)	2.47%	(7)
	Ratio of net expenses to average
	net assets (8)	1.70%	(6)	1.75%	(6)	1.75%	(7)	2.47%	(7)
	Ratio of net investment income
	to average net assets (9)(8)	4.01%		3.46%		1.14%	(7)	2.52%	(7)

	Portfolio Turnover Rate	101%		322%		488%	(10)	101%	(10)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Annualized.
(8)	Does not include the expenses of other investment companies in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(10)	Not annualized.
(11)	Actual net assets, not truncated.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I						Class R
	Year Ended		Year Ended		Period Ended		Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,		September 30,		September 30,		September 30,
	2010		2009		2008 (1)		2010		2009		2008 (1)
Net asset value, beginning of year	$ 24.25		$ 19.21		$ 20.00		$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.95		0.76		0.17		1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	1.26		4.67		(0.90)		1.26		5.01		(0.81)
Total from investment operations	2.21		5.43		(0.73)		2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.86)		(0.39)		(0.06)		(0.96)		(0.49)		(0.19)
Net realized gains	(1.37)		-		-		(1.37)		-		-
Total distributions	(2.23)		(0.39)		(0.06)		(2.33)		(0.49)		(0.19)

Net asset value, end of year	$ 24.23		$ 24.25		$ 19.21		$ 24.12		$ 24.19		$ 19.20

Total return (3)	9.73%		28.54%		(3.67)%	(9)	10.01%		28.91%		(3.08)%	(9)

Net assets, at end of year (000s)	$ 113,476		$ 37,134		$ 87		$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (4)(7)	1.70%		1.70%		1.79%	(6)	1.44%		1.48%		1.54%	(6)
Ratio of net expenses to average
net assets (7)	1.70%	(5)	1.75%	(5)	1.75%	(6)	1.45%	(5)	1.50%	(5)	1.50%	(6)
Ratio of net investment income
to average net assets (8)(7)	4.00%		3.24%		1.14%	(6)	4.23%		2.29%		1.27%	(6)

Portfolio Turnover Rate	101%		322%		488%	(9)	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class I and R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class C, Class I and Class R shares.    Class C, Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 505,624,895	$ -	$ -	$ 505,624,895
Short-Term Investments	-	341,860	-	341,860
Total	$ 505,624,895	$ 341,860	$ -	$ 505,966,755

                          The Fund did not hold any Level 3 securities during the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $581,829,475 and $298,295,918, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until February 28, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of A and I Class average daily net assets, 1.50% per annum for R Class average daily net assets, and 2.50% per annum for C Class average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than 1.75%, 2.50%, 1.75% and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 2.50%, 1.75% and 1.50% of average daily net assets for Class A, Class C, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class C, Class I and Class R shares subsequently exceed 1.75%, 2.50%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

During the year ended September 30, 2010, the Advisor recaptured $15,862 in fees previously waived.  As of September 30, 2010, there were no previously waived fees or reimbursed expenses available for recapture.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the year ended September 30, 2010, the Distributor received $418,193 in underwriting commissions for sales of Class A shares, of which $26,040 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s share of such fees collected for the year ended September 30, 2010 were $14,123.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended September 30, 2010, the Fund incurred expenses of $20,848 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended September 30, 2010, GemCom collected amounts totaling $9,143 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2010	September 30, 2009
Ordinary Income	$ 25,613,725	$ 3,390,170
Long-Term Capital Gain	188,535	-

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Accumulated	Unrealized	Total
Ordinary	Long-Term	Capital &	Appreciation/	Accumulated
Income	Capital Gains	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ 7,739,882	$ 9,265,855	$ -	$ 17,360,918	$ 34,366,655

6.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Sierra Core Retirement Fund

We have audited the accompanying statement of assets and liabilities of Sierra Core Retirement Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the two-year period then ended and for the period December 24, 2007 (commencement of operations) through September 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sierra Core Retirement Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period  then ended, and the financial highlights for each of the years or period in the two-year period then ended and for the period December 24, 2007 through September 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

                 BBD, LLP

Philadelphia, Pennsylvania

November 29, 2010

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10– 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class A	$1,000.00	$1,041.70	$8.70*	1.70%
Class I	1,000.00	1,041.40	8.70*	1.70
Class R	1,000.00	1,042.80	7.43*	1.45

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class A	$1,000.00	$1,016.55	$8.59*	1.70%
Class I	1,000.00	1,016.55	8.59*	1.70
Class R	1,000.00	1,017.80	7.33*	1.45

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES (Continued)

September 30, 2010 (Unaudited)

Actual	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10– 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class C	$1,000.00	$1,037.70	$12.62*	2.47%

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class C	$1,000.00	$1,012.68	$12.46*	2.47%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in  the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

September 30, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee is listed below and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                        Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

                        Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-738-4363 to request a copy of the SAI or to make shareholder inquiries.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $ 12,500

2009 - $ 12,000

2009 - $ 11,500

(b)

Audit-Related Fees

2010 – None

2009 – None

2008 - None

(c)

Tax Fees

2010 - $ 2,000

2009 – $ 2,000

2008 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2009 - None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010                 2009

         2008

Audit-Related Fees:       0.00%

            0.00%

         0.00%

Tax Fees:

            0.00%

            0.00%

         0.00%

All Other Fees:

0.00%

            0.00%

         0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $ 2,000

2009 - $ 2,000

2008 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/10